Share Option Plan (Share-based Compensation of the Company, Share Options Activity) (Narrative) (Details)	12 Months Ended																	3 Months Ended					10 Months Ended		1 Months Ended	3 Months Ended	9 Months Ended	11 Months Ended		12 Months Ended	2 Months Ended
	Dec. 31, 2012 Shanda [Member] CNY	Dec. 31, 2011 Shanda [Member] CNY	Dec. 31, 2010 Shanda [Member] CNY	Dec. 31, 2012 The Company [Member] CNY	Dec. 31, 2011 The Company [Member] CNY	Dec. 31, 2010 The Company [Member] CNY	Dec. 31, 2012 The Company [Member] Stock Options [Member]	Dec. 31, 2011 The Company [Member] Stock Options [Member]	Dec. 31, 2010 The Company [Member] Stock Options [Member]	Dec. 31, 2012 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] USD ($)	Dec. 31, 2012 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] CNY	Dec. 31, 2011 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] USD ($)	Dec. 31, 2011 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] CNY	Dec. 31, 2010 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] USD ($)	Dec. 31, 2010 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] CNY	Dec. 31, 2012 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] Before IPO [Member]	Dec. 31, 2012 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] After IPO [Member]	Sep. 30, 2012 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] Ordinary Shares [Member] CNY	Sep. 14, 2012 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] Ordinary Shares [Member] USD ($)	Sep. 14, 2012 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] Ordinary Shares [Member] CNY	Nov. 30, 2010 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] Ordinary Shares [Member]	Nov. 30, 2008 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] Ordinary Shares [Member]	Sep. 07, 2009 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] Ordinary Shares [Member] Range One [Member] USD ($)	Sep. 07, 2009 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] Ordinary Shares [Member] Range Two [Member] USD ($)	Jan. 31, 2010 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] Class A Ordinary Shares [Member]	Apr. 15, 2011 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] Class A Ordinary Shares [Member]	Dec. 15, 2010 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] Class A Ordinary Shares [Member]	Dec. 01, 2012 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] Class A Ordinary Shares [Member]	Dec. 01, 2011 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] Class A Ordinary Shares [Member]	Dec. 31, 2011 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] Class A Ordinary Shares [Member]	Dec. 01, 2009 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] Class A Ordinary Shares [Member] Range One [Member] USD ($)	Dec. 01, 2009 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] Class A Ordinary Shares [Member] Range Two [Member] USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	0	1,200,000	7,800,000	33,600,000	81,400,000	93,100,000					16,900,000		35,200,000		44,600,000
Number of shares authorized for issuance of options																						44,000,000
Accumulated number of shares issued																					54,750,000
Number of options granted in period							7,732,000	7,513,439	7,768,163														24,752,500	936,000		216,400	6,805,200	7,732,000	5,380,300	1,916,739	38,000	20,000
Exercise price of options grants in period																							$ 3.20	$ 3.98							$ 5.38	$ 5.29
Contractual term (in years)										10 years	10 years
Award vesting period										4 years	4 years
Percentage of options have opportunity to be earned on anniversaries of award date										0.0625	0.0625
Percentage of options can be earned subject to continued employment										0.33	0.33
Percentage of options can be earned contingent on achievement of performance targets										0.67	0.67
Percentage of earned options, shall vest and become exercisable																20.00%	80.00%
Number of shares replacement awards allow employees to purchase																									962,963
Contractual term of replacement awards (in years)																									10 years
Exercise price of outstanding options after option modification																			$ 1.835
Amount of total modified options																				12,800,000
Amount of modified options related to unvested options																				9,900,000
Amount of modified options related to vested options																				2,900,000
Incremental compensation cost for fully vested options																		5,700,000
Incremental compensation cost for unvested options																		11,900,000
Market value of shares										$ 1.52		$ 1.96		$ 3.22
Total intrinsic value of options exercised										100,000
Weighted average grant-date fair value of options granted										$ 1.01		$ 1.15		$ 1.92
Weighted average grant-date fair value of options vested											46,200,000		27,800,000		81,300,000
Unrecognized compensation cost of stock options											37,900,000
Weighted average period, unrecognized compensation cost to be recognized over										2 years 7 months 6 days	2 years 7 months 6 days
Total cash received from exercise of stock options											700,000